Recapitalization - Narrative (Details)				7 Months Ended	12 Months Ended
	Aug. 16, 2021 USD ($) $ / shares shares	Aug. 15, 2021 $ / shares shares	Aug. 12, 2021 USD ($) $ / shares shares	Aug. 15, 2021 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
Schedule Of Reverse Recapitalization [Line Items]
Common stock and preferred stock — shares authorized (in shares)	301,000,000
Common stock — shares authorized (in shares)	300,000,000				300,000,000	300,000,000
Common stock — par value (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001	$ 0.0001
Preferred stock — shares authorized (in shares)	1,000,000				1,000,000	1,000,000
Preferred stock — par value (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001	$ 0.0001
Exchange ratio	3.7208
Convertible preferred stock conversion ratio		1		1
Warrant exercise price (in dollars per share) | $ / shares	$ 11.50				$ 11.50
Common stock conversion ratio		1		1
Warrant period exercisable	30 days
Warrant expiration period	5 years
Transaction costs recorded to additional paid-in capital | $	$ 52,661,000
Transaction costs expensed | $	2,198,000
Gross proceeds from Business Combination | $	$ 256,811,000
PIPE Subscription, All Investors
Schedule Of Reverse Recapitalization [Line Items]
Shares issued in transaction (in shares)	22,000,000
Purchase price (in dollars per share) | $ / shares	$ 10.00
Aggregate purchase price | $	$ 220,000,000
PIPE Subscription, Defaulted Investor
Schedule Of Reverse Recapitalization [Line Items]
Shares issued in transaction (in shares)	500,000
Purchase price (in dollars per share) | $ / shares	$ 10.00
Aggregate purchase price | $	$ 5,000,000
AEye Technologies | Common Stock Warrants
Schedule Of Reverse Recapitalization [Line Items]
Outstanding warrants exercised (in shares)		61,612		61,612
Net settlement of common stock and Series A preferred stock warrants (in shares)		57,770
Warrant exercise price (in dollars per share) | $ / shares		$ 37.21		$ 37.21
AEye Technologies | Series A Preferred Warrants
Schedule Of Reverse Recapitalization [Line Items]
Outstanding warrants exercised (in shares)		7,353		7,353
Net settlement of common stock and Series A preferred stock warrants (in shares)		6,949
Warrant exercise price (in dollars per share) | $ / shares		$ 37.21		$ 37.21
CF III
Schedule Of Reverse Recapitalization [Line Items]
Redemption of shares (in shares)			19,355,365
Value of redemption of shares | $			$ 195,498,000
Redemption price per share (in dollars per share) | $ / shares			$ 10.10
Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Conversion of Convertible Notes and Accrued Interest (in shares)	20,778,097			20,778,097	20,778,097
Shares outstanding (in shares)					155,137,237	101,286,645	102,945,482
Net settlement of common stock and Series A preferred stock warrants (in shares)				240,806	240,806
Redemption of shares (in shares)						3,536,070
Common Stock | Retroactive application of recapitalization
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding (in shares)						90,448,635	91,661,644
Common Stock | AEye Technologies
Schedule Of Reverse Recapitalization [Line Items]
Conversion of Convertible Notes and Accrued Interest (in shares)		5,584,308		5,584,308
Shares outstanding (in shares)							11,283,838
Net settlement of common stock and Series A preferred stock warrants (in shares)				64,719
Redemption of shares (in shares)						950,352
Preferred Stock
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding (in shares)					0	0	0
Preferred Stock | Retroactive application of recapitalization
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding (in shares)						(16,383,725)	(16,383,725)
Preferred Stock | AEye Technologies
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding (in shares)							16,383,725
Preferred Stock | AEye Technologies | Retroactive application of recapitalization
Schedule Of Reverse Recapitalization [Line Items]
Shares outstanding (in shares)		16,383,725		16,383,725